Consolidated statement of financial position - ZAR (R) R in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Non-current assets	R 89,583	R 81,119	R 105,867
Property, plant and equipment	66,906	61,338	76,909
Right-of-use assets	156	560	279
Goodwill and other intangibles	2,058	502	8,322
Equity-accounted investments	7,323	7,148	8,471
Other investments	3,507	3,179	3,340
Environmental rehabilitation obligation funds	6,691	5,927	5,306
Other receivables	491	523	798
Deferred tax assets	2,451	1,942	2,442
Current assets	48,409	61,822	60,764
Inventories	25,549	26,363	26,384
Trade and other receivables	5,722	8,900	7,500
Other receivables	156	26	81
Tax receivable	863	973	723
Assets held for sale	70	0	0
Cash and cash equivalents	16,049	25,560	26,076
Total assets	137,992	142,941	166,631
Equity and liabilities
Equity attributable to owners of Sibanye-Stillwater	43,979	48,730	88,101
Stated share capital	21,647	21,647	21,647
Other reserves	36,149	35,553	32,673
Accumulated (loss)/profit	(13,817)	(8,470)	33,781
Non-controlling interests	4,310	2,877	2,903
Total equity	48,289	51,607	91,004
Non-current liabilities	68,848	54,927	55,408
Borrowings and derivative financial instrument	41,135	24,946	22,606
Lease liabilities	203	384	208
Environmental rehabilitation obligation and other provisions	11,922	12,505	8,552
Occupational healthcare obligation	334	400	781
Cash-settled share-based payment obligations	1,686	2,718	4,991
Other payables	1,815	3,407	2,500
Deferred revenue	6,983	6,327	6,399
Tax, carbon tax and royalties payable	13	64	11
Deferred tax liabilities	4,757	4,176	9,360
Current liabilities	20,855	36,407	20,219
Borrowings and derivative financial instrument	552	15,482	122
Lease liabilities	175	198	111
Environmental rehabilitation obligation and other provisions	327	832	0
Occupational healthcare obligation	2	0	44
Cash-settled share-based payment obligations	121	432	284
Trade and other payables	15,604	16,464	15,653
Other payables	1,634	2,015	3,891
Deferred revenue	1,660	305	21
Liabilities associated with assets held for sale	451	0	0
Tax, carbon tax and royalties payable	329	679	93
Total equity and liabilities	R 137,992	R 142,941	R 166,631